TRADE AND BILLS RECEIVABLE (Schedule of Trade Receivables) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Non-current
Trade receivables from third parties	$ 2,510	¥ 16,815	¥ 17,033
Less: Impairment allowance	(1,248)	(8,360)	(7,532)
Total of Non-current trade receivables	1,262	8,455	9,501
Non-current trade receivables	1,262	8,455	9,501
Current
Trade receivables from third parties	8,180	54,799	51,608
Less: Impairment allowance	(1,670)	(11,190)	(10,082)
Total of current trade receivables	6,510	43,609	41,526
Current trade receivables	6,510	43,609	41,526
Bills receivable
At fair value through other comprehensive income	1,746	11,700
Total	$ 9,518	¥ 63,764	¥ 51,027